Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Brazil — 7.9%
Banco BTG Pactual S.A.	211,271	$1,304,222
Lojas Renner S.A.	203,592	542,745
Raia Drogasil S.A.	536,591	2,947,405
TOTVS S.A.	242,807	1,300,368
WEG S.A.	92,017	665,247
		6,759,987
China — 23.9%
Alibaba Group Holding Ltd.*	136,168	1,476,359
Alibaba Group Holding Ltd., ADR*	25,689	2,228,263
Chacha Food Co., Ltd., Class A	172,178	772,096
China Tourism Group Duty Free Corp. Ltd., Class A	39,741	581,819
ENN Energy Holdings Ltd.	74,995	617,974
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	222,401	811,304
JD.com, Inc., Class A	58,084	845,054
Kweichow Moutai Co., Ltd., Class A	3,886	963,777
Meituan, Class B*	47,088	681,655
Midea Group Co., Ltd., Class A	68,311	521,107
NetEase, Inc.	24,007	481,370
NetEase, Inc., ADR	6,471	648,135
Shanghai M&G Stationery, Inc., Class A	155,160	775,817
Shenzhen Inovance Technology Co., Ltd., Class A	52,403	478,869
Shenzhou International Group Holdings Ltd.	70,998	675,164
Tencent Holdings Ltd.	119,959	4,650,086
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	212,921	796,705
Yum China Holdings, Inc.	26,565	1,480,202
Yum China Holdings, Inc.	18,678	1,045,377
		20,531,133
Colombia — 0.7%
Bancolombia S.A., ADR	23,536	627,940
Hong Kong — 3.4%
Galaxy Entertainment Group Ltd.	87,313	522,448
Hong Kong Exchanges & Clearing Ltd.	54,593	2,026,097
Techtronic Industries Co., Ltd.	41,717	402,719
		2,951,264
India — 23.1%
APL Apollo Tubes Ltd.	34,026	664,615
Cipla Ltd.	95,593	1,363,347
Eicher Motors Ltd.	47,072	1,950,143
HDFC Bank Ltd.	240,004	4,401,653
Hindustan Unilever Ltd.	36,843	1,092,655
Infosys Ltd.	70,298	1,208,093
Kotak Mahindra Bank Ltd.	65,441	1,363,791
Max Healthcare Institute Ltd.	141,826	968,815
Polycab India Ltd.	15,954	1,024,415
Power Grid Corp. of India Ltd.	349,595	839,132
Reliance Industries Ltd.	75,416	2,123,313
Tata Consultancy Services Ltd.	18,416	779,774
Titan Co., Ltd.	29,030	1,098,119
	Number of Shares	Value†

India — (continued)
Voltas Ltd.	85,732	$889,310
		19,767,175
Indonesia — 7.1%
Avia Avian Tbk PT	24,148,357	874,997
Bank Central Asia Tbk PT	2,594,983	1,478,452
Bank Rakyat Indonesia Persero Tbk PT	7,611,280	2,570,580
Telekom Indonesia Persero Tbk PT	4,920,172	1,192,684
		6,116,713
Macao — 0.8%
Sands China Ltd.*	225,299	685,130
Mexico — 4.4%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	40,450	664,121
Wal-Mart de Mexico S.A.B. de C.V.	826,634	3,120,125
		3,784,246
Netherlands — 2.0%
Heineken N.V.	19,225	1,694,905
Poland — 1.4%
Dino Polska S.A.*	15,172	1,229,594
Singapore — 1.0%
United Overseas Bank Ltd.	41,373	861,721
South Africa — 1.7%
Clicks Group Ltd.	105,578	1,442,279
South Korea — 7.4%
Orion Corp.	14,871	1,417,531
Samsung Electronics Co., Ltd.	82,196	4,155,348
Samsung SDI Co., Ltd.	2,061	778,878
		6,351,757
Taiwan — 10.1%
Accton Technology Corp.	59,111	906,892
Airtac International Group	23,601	717,061
President Chain Store Corp.	273,756	2,225,458
Taiwan Semiconductor Manufacturing Co., Ltd.	294,443	4,801,260
		8,650,671
Thailand — 0.2%
SCB X PCL	62,083	174,401
United Arab Emirates — 1.7%
Americana Restaurants International PLC	1,270,193	1,417,838
Uruguay — 1.3%
MercadoLibre, Inc.*	862	1,092,913
TOTAL COMMON STOCKS (Cost $94,231,454)		84,139,667

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,674,550)	1,674,550	$1,674,550
TOTAL INVESTMENTS — 100.1% (Cost $95,906,004)		$85,814,217
Other Assets & Liabilities — (0.1)%		(43,720)
TOTAL NET ASSETS — 100.0%		$85,770,497

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 9/30/2023††
China	24%
India	23
Taiwan	10
Brazil	8
South Korea	7
Indonesia	7
Mexico	4
Other	17
Total	100%
††	% of total investments as of September 30, 2023.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	0.8%	$675,164
Banks	13.6	11,478,538
Beverages	3.2	2,658,682
Building Materials	1.1	889,310
Chemicals	1.0	874,997
Computers	2.4	1,987,867
Diversified Financial Services	4.0	3,330,319
Electric	1.0	839,132
Electrical Components & Equipment	2.2	1,821,120
Electronics	0.6	478,869
Engineering & Construction	0.8	664,121
Food	5.0	4,230,525
Gas	0.7	617,974
Hand & Machine Tools	0.5	402,719
Healthcare Services	1.2	968,815
Home Furnishings	0.6	521,107
Household Products & Wares	1.3	1,092,655
Internet	13.0	10,974,330
Leisure Time	2.3	1,950,143
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Lodging	1.4%	$1,207,578
Machinery — Diversified	0.8	665,247
Metal Fabricate/Hardware	0.8	664,615
Miscellaneous Manufacturing	0.9	717,061
Oil & Gas	2.5	2,123,313
Pharmaceuticals	1.6	1,363,347
Retail	19.8	16,677,184
Semiconductors	10.6	8,956,608
Software	2.9	2,429,873
Telecommunications	3.4	2,878,454
	100.0%	$84,139,667

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